Goodwill and Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of other intangible assets
	December 31, 2021	December 31, 2020	Weighted average amortization period

Cost:
Brand name	946	946	4.1
Customer list	2,450	2,450	2.5
Software	111	111	3
Customer relationship*	728	728	7
Backlog	90	90

	4,325	4,325
Accumulated amortization:
Brand name	946	946
Customer list	2,450	2,450
Software	111	111
Customer relationship*	708	688
Backlog	90	90

	4,305	4,285

Amortized cost	$20	$40

(*)	Due to the decline in the results of the acquired Imdecol business (See Note 3) and the expectation of management for its future anticipated performance, the Company performed during the year ended December 31, 2020, an impairment analysis of the intangible assets which relate directly to its operations. Based on such analysis the Company recorded an impairment charge further described below:

Schedule of carrying amount of goodwill
Goodwill
Balance as of January 1, 2019	4,676
Changes during 2019
Acquisition of Imdecol	1,085
Impairment of Goodwill (See Note 2j) (*)	(614)
Balance as of January 1and December 31, 2019	5,147
Changes during 2020
Impairment of Goodwill (See Note 2j) (**)	(471)
Balance as of December 31,2020 and 2021	$4,676

(*)	Due to difficulties to implement Imdecol’s business following its acquisition (See Note 3) and the expectation of management for its future performance and following the annual impairment analysis performed as of December 31, 2019, the Company recorded a goodwill impairment in an amount of $ 614, in connection with a certain reporting unit (which consist of the acquired Imdecol business). The impairment was based on a valuation performed by the management using the assistance of a third party appraiser in accordance with the income approach. The significant assumptions used for the assessment were a discount rate of 14.6% and a long-term growth rate of 2%.

(**)	Due to the decline in the actual results of the acquired Imdecol business (See Note 3) and the current expectation of management for its future performance and following the annual impairment analysis performed as of December 31, 2020, the Company recorded. on December 31, 2020, a goodwill impairment in the total amount of $ 471 in connection with a certain reporting unit (which consists of the acquired Imdecol business). The analysis was based on a valuation performed by management using the assistance of a third-party appraiser utilizing the income approach. The significant assumptions used for the assessment were a discount rate of 14.18% and 14.6% as of December 31, 2021 and 2020, respectively, and a long-term growth rate of 2% as of December 31, 2021 and 2020.